Schedule of expenses by nature and function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	R$ (79,586,298)	R$ (58,595,988)	R$ (52,180,060)
Nature member | Raw materials other inputs member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(63,570,499)	(37,913,921)	(37,380,310)
Nature member | Personnel expenses member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(3,478,323)	(3,074,305)	(3,004,762)
Nature member | Outsourced services member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(3,193,970)	(2,219,413)	(3,242,373)
Nature member | Depreciation amortization and depletion member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(4,178,433)	(4,048,081)	(3,632,265)
Nature member | Freights member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(2,966,229)	(2,321,740)	(2,204,453)
Nature member | Costs of idle industrial plants member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(338,987)	(518,528)	(309,742)
Nature member | Provision geological event in alagoas member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(1,339,765)	(6,901,828)	(3,383,067)
Nature member | P i s and c o f i n s credits exclusion of i c m s from the calculation basis member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	1,031,099	310,557	1,904,206
Nature member | Other income expenses net member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(1,551,191)	(1,908,729)	(927,294)
Function member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(79,586,298)	(58,595,988)	(52,180,060)
Function member | Other income expenses net member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	1,534,487	750,749	2,408,434
Function member | Cost of products sold member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(73,568,231)	(47,331,414)	(45,879,118)
Function member | Selling and distribution member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(2,055,640)	(1,852,055)	(1,783,455)
Function member | Loss reversals for impairment of trade accounts receivable member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(8,914)	(55,252)	(7,069)
Function member | General and administrative member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(2,522,127)	(1,918,747)	(2,224,180)
Function member | Research and development member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	(296,583)	(250,648)	(247,730)
Function member | Other expenses member
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses, by nature	R$ (2,669,290)	R$ (7,938,621)	R$ (4,446,942)